UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
					   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Jacobs and Company
Address: 595 Market Street
	   Suite 1140
         San Francisco, CA 94105

13F File Number: 28-6710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correctly and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Thomas Newmeyer
Title: Partner
Phone: 415-777-1617
Signature, place, and date of signing:

	Thomas Newmeyer  San Francisco, CA    January 7, 2011

Report type (check only one):

[X]	13F Holding Report
[ ] 	13F Notice
[ ] 	13F Combination Report

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of other included managers:    none

Form 13F information table entry total: 81

Form 13F information table value total: $149,724,000

                                                 Form 13F Information T
                                                 Value         Shares  SH/ InvstOther  Voting  Authority
Name of Issuer          Title of Class  CUSIP       (x$1,000)    Prn Amt  PRN DscreManager  (a)Sole (b) (c) None


3M                             COM      604059 10 5    3,890       45,079 SH   SOLE              0   0   45,079
Abbott Labs                    COM      002824 10 0    2,283       47,672 SH   SOLE              0   0   47,672
Adobe Sys Inc	             COM      00724F 10 1      821       26,685 SH   SOLE              0   0   26,685
Amgen Inc.                     COM      031162 10 0    1,714       31,224 SH   SOLE              0   0   31,224
Anadarko Petroleum             COM      032511 10 7      740        9,722 SH   SOLE              0   0    9,722
Apple Computer                 COM      037833 10 0      638        1,980 SH   SOLE              0   0    1,980
AT&T Corp                  COM NEW      00206R 10 2    2,943      100,202 SH   SOLE              0   0  100,202
Auto Data Processing In        COM      053015 10 3    1,963       42,420 SH   SOLE              0   0   42,420
Bank of America Corporation    COM      060505 10 4      454       34,101 SH   SOLE              0   0   34,101
Baxter Intl Inc                COM      071813 10 9    2,845       56,204 SH   SOLE              0   0   56,204
Becton Dickinson & Co          COM      075887 10 9    2,906	 34,388 SH   SOLE              0   0   34,388
Berkshire Hathaway Inc Del    CL B      084670 20 7    1,329       16,593 SH   SOLE              0   0   16,593
Boeing Co                      COM      097023 10 5    2,350       36,016 SH   SOLE              0   0   36,016
Chevron Corp New               COM      166764 10 0    4,692       51,425 SH   SOLE              0   0   51,425
Cisco Sys Inc                  COM      17275R 10 2    2,691      133,024 SH   SOLE              0   0  133,024
Citigroup Inc            COM      172967 10 1       73       15,546 SH   SOLE              0   0   15,546
Coca Cola Co                   COM      191216 10 0    2,244       34,126 SH   SOLE              0   0   34,126
ConocoPhillips                 COM      20825C 10 4    1,892       27,793 SH   SOLE              0   0   27,793
Corning Inc                    COM      219350 10 5    1,901       98,444 SH   SOLE              0   0   98,444
Costco Whsl Corp New           COM      22160Q 10 2    2,776       38,446 SH   SOLE              0   0   38,446
Disney Walt Co.                COM      254687 10 6    1,993       53,153 SH   SOLE              0   0   53,153
Dr Pepper Snapple Group        COM      26138E 10 9      583       16,594 SH   SOLE              0   0   16,594
EMC Corp Mass                  COM      268648 10 2    1,953       85,311 SH   SOLE              0   0   85,311
Ebay Inc                       COM      278642 10 3      804       28,893 SH   SOLE              0   0   28,893
Electronic Arts Inc            COM      285512 10 9      329       20,137 SH   SOLE              0   0   20,137
Emerson Elec Co                COM      291011 10 4    2,433       42,558 SH   SOLE              0   0   42,558
Exxon Mobil Corp               COM      30231G 10 2    4,173       57,083 SH   SOLE              0   0   57,083
Frontier Communications        COM      35906A 10 8      766       78,744 SH   SOLE              0   0   78,744
General Electric Co            COM      369604 10 3    2,208      120,758 SH   SOLE              0   0  120,758
Gilead Sciences Inc.           COM      375558 10 3      641       17,690 SH   SOLE              0   0   17,690
Google Inc.                  CL  A      38259P 50 8    2,598        4,375 SH   SOLE              0   0    4,375
Hewlett-Packard Co             COM      428236 10 3    3,201       76,033 SH   SOLE              0   0   76,033
Home Depot Inc                 COM      437076 10 2    1,647       46,982 SH   SOLE              0   0   46,982
Honeywell Int'l.               COM      438516 10 6      497        9,350 SH   SOLE              0   0    9,350
Hubbell Inc                  CL  A      443510 10 2    1,162       20,525 SH   SOLE              0   0   20,525
Hubbell Inc                  CL  B      443510 20 1      976       16,245 SH   SOLE              0   0   16,245
Hutton Tele Trust       COM      447900 10 1       66       24,000 SH   SOLE              0   0   24,000
Intel Corp                     COM      458140 10 0    4,980      236,829 SH   SOLE              0   0  236,829
Intl Business Machs            COM      459200 10 1    7,013       47,788 SH   SOLE              0   0   47,788
Intl Game Technolog            COM      459902 10 2      523       29,585 SH   SOLE              0   0   29,585
Intuit Inc.	                   COM	    461202 10 3      916       18,600 SH   SOLE              0   0   18,600
Iron Mountain Inc.             COM      462846 10 6    1,291       51,625 SH   SOLE              0   0   51,625
Johnson & Johnson              COM      478160 10 4    3,903       63,113 SH   SOLE              0   0   63,113
Lilly Eli & Co.                COM      532457 10 8    1,435       40,972 SH   SOLE              0   0   40,972
Masco Corp                     COM      574599 10 6      311       24,576 SH   SOLE              0   0   24,576
Mc Cormick & Co Inc    COM NON VTG      579780 20 6    2,579       55,432 SH   SOLE              0   0   55,432
Medtronic Inc                  COM      585055 10 6    1,293       34,881 SH   SOLE              0   0   34,881
Merck & Co Inc                 COM      589331 10 7      745       20,674 SH   SOLE              0   0   20,674
Microsoft Corp                 COM      594918 10 4    3,145      112,717 SH   SOLE              0   0  112,717
Motorola Inc                   COM      620076 10 9      285       31,480 SH   SOLE              0   0   31,480
Mueller Water Products        CL A      624758 10 8      139       33,466 SH   SOLE              0   0   33,466
New York Times Co             CL A      650111 10 7      106       10,827 SH   SOLE              0   0   10,827
Nike Inc.                     CL B      654106 10 3    2,038       23,863 SH   SOLE              0   0   23,863
Oracle Corp		             COM      68389X 10 5    1,304       41,673 SH   SOLE              0   0   41,673
Pentair Inc.                   COM      709631 10 5    1,357       37,182 SH   SOLE              0   0   37,182
Pepsico Inc                    COM      713448 10 8    4,827       73,896 SH   SOLE              0   0   73,896
Pfizer Inc                     COM      717081 10 3    3,680      210,221 SH   SOLE              0   0  210,221
Procter & Gamble Co            COM      742718 10 9    4,309       66,985 SH   SOLE              0   0   66,985
Qualcomm Inc.                  COM      747525 10 3    1,607       32,471 SH   SOLE              0   0   32,471
Research In Motion             COM      760975 10 2      512        8,820 SH   SOLE              0   0    8,820
Royal Dutch Shell PLC  SPONS ADR A      780259 20 6      399        5,978 SH   SOLE              0   0    5,978
Safeway Inc.                   COM      786514 20 8      831       36,975 SH   SOLE              0   0   36,975
Schlumberger Ltd               COM      806857 10 8    5,519       66,096 SH   SOLE              0   0   66,096
Snap On Inc                    COM      833034 10 1    1,245       22,010 SH   SOLE              0   0   22,010
Spectra Energy Corp            COM      847560 10 9    1,070       42,836 SH   SOLE              0   0   43,836
Starbucks Corp                 COM      855244 10 9    1,767       55,024 SH   SOLE              0   0   55,024
Sysco Corp                     COM      871829 10 7    2,258       76,817 SH   SOLE              0   0   76,817
Target Corp                    COM      87612e 10 6    3,099       51,554 SH   SOLE              0   0   51,554
Time Warner Inc                COM      887317 10 5      306        9,541 SH   SOLE              0   0    9,541
Union Pac Corp                 COM      907818 10 8    1,672       18,050 SH   SOLE              0   0   18,050
United Natural Foods Inc       COM      911163 10 3      309        8,450 SH   SOLE              0   0    8,450
United Parcel Service Inc      COM      911312 10 6    3,197       44,052 SH 	 SOLE              0   0   44,052
Vanguard REIT                  ETF      922908 55 3      207        3,750 SH   SOLE              0   0    3,750
Verizon Communications         COM      92343v 10 4    2,235       62,481 SH   SOLE              0   0   62,481
Visa Inc                      CL A      92826C 83 9    1,667       23,695 SH   SOLE              0   0   23,695
Vodafone Group PLC   SPONSORED ADR      92857W 10 0    1,274       48,194 SH   SOLE              0   0   48,194
Wal Mart Stores Inc            COM      931142 10 3    1,328       24,625 SH   SOLE              0   0   24,625
Walgreen Co.                   COM      931422 10 9    2,664       68,388 SH   SOLE              0   0   68,388
Watts Water Tech Inc.         CL A      942749 10 2    1,068       29,214 SH   SOLE              0   0   29,214
Yahoo Inc                      COM      984332 10 6      790       47,507 SH   SOLE              0   0   47,507
Zimmer Hldgs Inc               COM      98956P 10 2    1,346       25,092 SH   SOLE              0   0   25,092
